DEFERRED REVENUE - Disclosure of changes in deferred revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Deferred Income [Line Items]
Beginning balance	$ 70,066
Accretion on deferred revenue	7,244	$ 6,652
Deferred revenue deposit (amendment to silver stream)	18,244	13,586
Ending balance	90,993	70,066
Osisko Gold Royalties Ltd [Member]
Disclosure Of Deferred Income [Line Items]
Beginning balance	66,970	53,229
Accretion on deferred revenue	7,244	6,652
Amortization of deferred revenue	(5,776)	(6,497)
Deferred revenue deposit (amendment to silver stream)	18,244	13,586
Ending balance	$ 86,682	$ 66,970